EQUITY ACCOUNTED INVESTMENTS - Investments In Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement In Investments Accounted For Using Equity Method [Roll Forward]
Additions	$ 695	$ 0	$ 0
Equity
Movement In Investments Accounted For Using Equity Method [Roll Forward]
Balance, beginning of year	344	0
Additions	254	294
Share of net income	98	8
Share of other comprehensive (loss) income	0	44
Distributions received	0	(2)
Derecognition of equity accounted investments upon loss of significant influence	(696)	0
Balance, end of year	$ 0	$ 344	$ 0